Audit Fees	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Audit Fees	28. Audit Fees
The following auditors’ fees were expensed in the consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss:

	Year Ended December 31,
Fees (in thousands of $)	20251)	20242)	20232)
Audit fees	$2,633	$2,657	$1,979
Audit-related fees	705	597	330
Total	$3,338	$3,254	$2,309
1)Audit services performed by EY Accountants B.V. as the external auditor in 2025 referred to in Section 1 of the Dutch Accounting Firms
Oversight Act (Wta) as well as by the EY network.. In 2025, audit and audit related fees of EY Accountants B.V. (excluding its member firms and/or affiliates) amounted to $973 and $677, respectively.
2)Audit services performed by Deloitte Accountants B.V. as the external auditor referred to in Section 1 of the Dutch Accounting Firms Oversight
Act (Wta) as well as by the Deloitte network
At the meeting held on May 7, 2024, the Company’s general assembly of shareholders appointed EY Accountants B.V.
as external auditor for the financial year ending December 31, 2025. Deloitte Accountants B.V. completed its mandate as external auditor as of the financial year ending December 31, 2024.